Transactions with Related Parties - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended
	Apr. 03, 2026	Jan. 16, 2026	Dec. 15, 2025	May 10, 2024	Apr. 10, 2024	Apr. 30, 2025	Jun. 30, 2026	Apr. 10, 2025	Jun. 30, 2026	Jun. 30, 2025	Apr. 10, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition	$ 800,000				$ 1,190,000
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability							$ 347,917		$ 347,917			$ 354,167
Consideration payable									14,571,000
Eco Spitfire [Member]
Related Party Transaction [Line Items]
Consideration paid				$ 1,619,000		$ 14,571,000
Consideration payable				$ 14,571,000
Payments to acquire productive assets					16,190,000
Initial percentage of consideration paid				10.00%
Discription of remining consideration payable											the difference between the Remaining purchase price and the amount of $14,571,000
San Remo [Member]
Related Party Transaction [Line Items]
Payments to acquire productive assets			$ 16,880,000
Clean Fury [Member]
Related Party Transaction [Line Items]
Related party liability							23,308,762		23,308,762
Consideration paid	22,900,000
Consideration payable	$ 22,900,000
Payments to acquire productive assets		$ 22,900,000
Interest receivable							241,411		241,411
Interest payable							967,351		$ 967,351
Description of remining consideration payable	the difference between the Purchase price and the amount of $22,900,000
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired					15,000,000
Remaining purchase price					$ 13,381,000
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels									1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee									$ 440
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission									1.25%
Related party liability							24,473,778		$ 24,473,778			381,779
Related Party [Member] | Location, Statement of Income, Balance [Axis]: ciss:InterestAndDebtExpensesRelatedParty
Related Party Transaction [Line Items]
Related party fee	$ 0						241,411	$ 365,935	0		$ 0
Related Party [Member] | Manager [Member]
Related Party Transaction [Line Items]
Related party liability							$ 817,099		817,099			$ 27,612
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee									$ 2,500
Furioza Trading Desk Overseas Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired	22,100,000
Remaining purchase price	$ 22,100,000